Fair value measurement - Additional information - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange risk
Amount of exchange gain (loss) recognised	$ 33	$ 72	$ 88
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	9.00%	8.00%
Percentage of financial liabilities in other than functional currencies	30.00%	25.00%